Debt Extinguishment (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 10, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Gain (loss) on debt extinguishment, net	$ 237,665	$ 7,847,073	$ 39,090,168